LOANS AND PAYMENT PLAN RECEIVABLES, Loan Ratings by Loan Class (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Loan ratings/credit scores by loan class [Abstract]
Commercial		$ 853,260	$ 804,017
Accrued interest included in total		6,501	5,113
Commercial [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		855,560	805,995
Accrued interest included in total		2,300	1,978
Commercial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		822,561	783,854
Accrued interest included in total		2,198	1,915
Commercial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		29,704	13,642
Accrued interest included in total		94	52
Commercial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		2,649	3,335
Accrued interest included in total		8	11
Commercial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		646	5,164
Accrued interest included in total		0	0
Commercial [Member] | Income Producing - Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		290,496	287,638
Commercial [Member] | Income Producing - Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		288,869	282,886
Commercial [Member] | Income Producing - Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		1,293	3,787
Commercial [Member] | Income Producing - Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		304	337
Commercial [Member] | Income Producing - Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		30	628
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		70,191	51,775
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		70,122	51,603
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		60	67
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		0	0
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		9	105
Commercial [Member] | Commercial and Industrial [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		494,873	466,582
Commercial [Member] | Commercial and Industrial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		463,570	449,365
Commercial [Member] | Commercial and Industrial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		28,351	9,788
Commercial [Member] | Commercial and Industrial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		2,345	2,998
Commercial [Member] | Commercial and Industrial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		607	4,431
Mortgage [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	104,159	69,920
750-799	[1]	360,260	195,484
700-749	[1]	198,667	121,245
650-699	[1]	106,479	77,129
600-649	[1]	31,813	35,780
550-599	[1]	19,482	18,931
500-549	[1]	12,110	12,120
Under 500	[1]	3,463	5,771
Credit Score Unknown	[1]	16,375	4,599
Total	[1]	852,808	540,979
Accrued interest included in total	[1]	3,278	2,364
Mortgage [Member] | 1-4 Family [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	70,540	36,534
750-799	[1]	265,907	102,382
700-749	[1]	146,302	69,337
650-699	[1]	83,695	50,621
600-649	[1]	25,087	25,270
550-599	[1]	15,136	13,747
500-549	[1]	9,548	9,215
Under 500	[1]	2,549	5,145
Credit Score Unknown	[1]	14,358	2,290
Total	[1]	633,122	314,541
Accrued interest included in total	[1]	2,361	1,466
Mortgage [Member] | Resort Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	11,625	10,484
750-799	[1]	36,015	41,999
700-749	[1]	22,099	24,727
650-699	[1]	12,145	13,798
600-649	[1]	3,025	5,769
550-599	[1]	2,710	3,030
500-549	[1]	1,009	1,438
Under 500	[1]	269	92
Credit Score Unknown	[1]	1,659	1,711
Total	[1]	90,556	103,048
Accrued interest included in total	[1]	371	450
Mortgage [Member] | Home Equity - 1st Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	6,169	6,048
750-799	[1]	16,561	10,006
700-749	[1]	7,317	5,706
650-699	[1]	2,793	4,106
600-649	[1]	1,189	1,674
550-599	[1]	518	455
500-549	[1]	397	486
Under 500	[1]	260	255
Credit Score Unknown	[1]	157	280
Total	[1]	35,361	29,016
Accrued interest included in total	[1]	157	111
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	7,842	8,392
750-799	[1]	24,126	20,113
700-749	[1]	15,012	12,360
650-699	[1]	7,420	8,167
600-649	[1]	2,512	3,067
550-599	[1]	1,118	1,699
500-549	[1]	1,156	981
Under 500	[1]	385	279
Credit Score Unknown	[1]	87	179
Total	[1]	59,658	55,237
Accrued interest included in total	[1]	294	226
Mortgage [Member] | Purchased Loans [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	7,983	8,462
750-799	[1]	17,651	20,984
700-749	[1]	7,937	9,115
650-699	[1]	426	437
600-649	[1]	0	0
550-599	[1]	0	0
500-549	[1]	0	0
Under 500	[1]	0	0
Credit Score Unknown	[1]	114	139
Total	[1]	34,111	39,137
Accrued interest included in total	[1]	95	111
Installment [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	40,985	56,347
750-799	[1]	158,147	114,065
700-749	[1]	70,941	48,883
650-699	[1]	26,583	25,070
600-649	[1]	7,840	8,402
550-599	[1]	3,794	4,289
500-549	[1]	1,641	2,813
Under 500	[1]	377	634
Credit Score Unknown	[1]	6,642	5,884
Total	[1]	316,950	266,387
Accrued interest included in total	[1]	923	771
Installment [Member] | Home Equity - 1st Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	815	1,354
750-799	[1]	1,912	2,478
700-749	[1]	1,825	1,920
650-699	[1]	1,840	2,852
600-649	[1]	1,567	1,691
550-599	[1]	950	1,231
500-549	[1]	499	981
Under 500	[1]	32	114
Credit Score Unknown	[1]	15	29
Total	[1]	9,455	12,650
Accrued interest included in total	[1]	39	54
Installment [Member] | Home Equity - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	825	1,626
750-799	[1]	1,952	3,334
700-749	[1]	2,142	2,686
650-699	[1]	2,036	2,541
600-649	[1]	1,065	1,775
550-599	[1]	1,028	1,063
500-549	[1]	303	692
Under 500	[1]	88	220
Credit Score Unknown	[1]	32	21
Total	[1]	9,471	13,958
Accrued interest included in total	[1]	43	59
Installment [Member] | Boat Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	15,531	21,422
750-799	[1]	73,251	50,508
700-749	[1]	28,922	20,045
650-699	[1]	9,179	7,559
600-649	[1]	2,052	1,846
550-599	[1]	640	882
500-549	[1]	281	440
Under 500	[1]	57	73
Credit Score Unknown	[1]	59	150
Total	[1]	129,972	102,925
Accrued interest included in total	[1]	346	264
Installment [Member] | Recreational Vehicle Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	16,754	23,034
750-799	[1]	52,610	35,827
700-749	[1]	17,993	11,049
650-699	[1]	4,270	3,205
600-649	[1]	754	821
550-599	[1]	305	280
500-549	[1]	83	189
Under 500	[1]	6	16
Credit Score Unknown	[1]	35	114
Total	[1]	92,810	74,535
Accrued interest included in total	[1]	254	203
Installment [Member] | Other [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	7,060	8,911
750-799	[1]	28,422	21,918
700-749	[1]	20,059	13,183
650-699	[1]	9,258	8,913
600-649	[1]	2,402	2,269
550-599	[1]	871	833
500-549	[1]	475	511
Under 500	[1]	194	211
Credit Score Unknown	[1]	6,501	5,570
Total	[1]	75,242	62,319
Accrued interest included in total	[1]	$ 241	$ 191

[1]	Credit scores have been updated within the last twelve months.